Equity (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands									1 Months Ended														12 Months Ended
	Sep. 14, 2017 ILS (₪) shares	Sep. 14, 2017 USD ($) shares	May 12, 2015 ILS (₪) ₪ / shares shares	May 12, 2015 USD ($) shares	Oct. 31, 2013 ILS (₪) shares	Oct. 31, 2013 USD ($) shares	Feb. 28, 2013 ILS (₪) shares	Feb. 28, 2013 USD ($) $ / shares shares	Aug. 31, 2017 ILS (₪) shares	Aug. 31, 2017 USD ($) shares	Jul. 31, 2017 ILS (₪) shares	Jul. 31, 2017 USD ($) shares	Jun. 30, 2017 ILS (₪) shares	Jun. 30, 2017 USD ($) shares	May 31, 2017 ILS (₪) shares	May 31, 2017 USD ($) shares	Mar. 30, 2017 ILS (₪) shares	Mar. 30, 2017 USD ($) shares	Feb. 28, 2017 ILS (₪) shares	Feb. 28, 2017 USD ($) shares	Jun. 24, 2015 ILS (₪) shares	May 28, 2015	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)	Oct. 29, 2017 ₪ / shares	Feb. 27, 2017 ₪ / shares	May 15, 2015 shares	May 12, 2015 $ / shares shares	Jul. 31, 2014 ₪ / shares	Jul. 31, 2014 $ / shares
Equity (Textual)
Number of options issued, shares | shares							5,685,000	5,685,000
Consideration of options issued	₪ 33,621						₪ 4,836		₪ 3,833				₪ 2,296		₪ 2,296		₪ 4,482		₪ 10,905
Exercise price per share | ₪ / shares			₪ 1.5																								₪ 1.5	₪ 1.5			₪ 0.9
Number of shares issued | shares	66,666,680	66,666,680						5,685,000	6,825,760	6,825,760	8,000,000	8,000,000					6,666,640	6,666,640
Share options expired date																			Feb. 28, 2017	Feb. 28, 2017
Tradable warrants exercised | shares									170,644	170,644			104,349	104,349	104,349	104,349
Gross consideration offering amount			₪ 36,607																		₪ 2,069
Offering expenses			₪ 5,576
Underwriters warrants granted | shares			95,500	95,500
Increase in equity shares	₪ 250
Issuance expenses																					134
Revaluation of warrants																							₪ 2,009		₪ 2,951	₪ 7,969
Percentage of shares																						2.50%
USD [Member]
Equity (Textual)
Consideration of options issued | $		$ 9,546						$ 1,239		$ 1,067				$ 653		$ 653		$ 1,229		$ 2,830
Exercise price per share | (per share)								$ 1.5																			₪ 0.38			$ 0.38		$ 0.23
Gross consideration offering amount				$ 9,382																	₪ 530
Increase in equity shares	₪ 72
Revaluation of warrants | $																								$ 536
Share Premium Component [Member]
Equity (Textual)
Consideration of options issued					₪ 3,788		3,934
Share Premium Component [Member] | USD [Member]
Equity (Textual)
Consideration of options issued | $						$ 971		$ 1,008
Option Component [Member]
Equity (Textual)
Consideration of options issued					₪ 625		₪ 902
Option Component [Member] | USD [Member]
Equity (Textual)
Consideration of options issued | $						$ 160		$ 231
American Depository Shares [Member]
Equity (Textual)
Number of options issued, shares | shares																			844,000	844,000
Consideration of options issued											₪ 7,065
Number of shares issued | shares	1,666,666	1,666,666	76,400,000								200,000	200,000					166,666	166,666											40	76,400,000
Tradable warrants exercised | shares			2,038,000	2,038,000
Additional shares issued | shares																					110,000
American Depository Shares [Member] | USD [Member]
Equity (Textual)
Consideration of options issued | $												$ 2,000
Warrant exercise price | $ / shares																														$ 6.25
Public Warrants [Member]
Equity (Textual)
Offering expenses			₪ 1,197
Increase in equity shares			7,398
Warrants [Member]
Equity (Textual)
Offering expenses			4,860
Increase in equity shares			₪ 26,417
Options (series 5) [Member]
Equity (Textual)
Number of options issued, shares | shares					6,302,000	6,302,000
Consideration of options issued					₪ 4,413
Exercise price per share | ₪ / shares																															0.9
Number of shares issued | shares					6,302,000	6,302,000
Options (series 5) [Member] | USD [Member]
Equity (Textual)
Consideration of options issued | $						$ 1,131
Exercise price per share | ₪ / shares																															₪ 0.23
Investors [Member]
Equity (Textual)
Number of options issued, shares | shares																			33,760,832	33,760,832
Percentage of shares																			19.21%	19.21%